Other Receivables (Tables)	12 Months Ended
Mar. 31, 2023
Other Receivables [abstract]
Schedule of Other Receivables

Other receivables consist of the following:

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Net Receivable from Reachnet Cable Service Pvt. Ltd.	$—	$43,168,720
GST and other taxes	—	7,770,370
	$—	$50,939,090